Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancellable Operating Leases (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	¥ 8,821	$ 1,352
2022	7,695	1,179
2023	5,429	832
2024	2,127	326
Total	¥ 24,072	$ 3,689